21. INCOME TAX AND DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax And Deferred Taxes Tables
Summary of deferred tax assets and liabilities
Description of deferred tax assets	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Depreciations	201,246	9,114
Amortizations	2,833	—
Inventory	2,093,554	2,638,404
Provisions	7,467,232	8,515,173
Employee benefit obligations	572,681	558,565
Non-financial tax income	2,241,925	3,046,028
Tax losses	2,813,502	174,151
Other	959,137	243,405
Deferred tax assets	16,352,110	15,184,840

	As of December 31, 2017	As of December 31, 2016
Description of deferred tax liabilities	ThCh$	ThCh$
Depreciations	20,563,486	21,700,065
Amortizations	4,395,158	5,512,803
Provisions	—	430
Capitalized tax expenses	16,064,814	13,093,478
Employee benefit obligations	5,453	—
Property, plant and equipment revaluation	9,480,283	9,480,283
Assets and liabilities for business combinations revaluation	1,216,548	—
Other	1,647,416	601,231
Deferred tax liabilities	53,373,158	50,388,290

Summary of deferred tax liabilities (assets), recognized
	As of December 31, 2017	As of December 31, 2016
Description of deferred tax liabilities (assets), recognized	ThCh$	ThCh$
Land revaluation	9,480,283	9,480,283
Marketable securities revaluation	(31,428)	17,109
Obligations with employees	5,453	(23,736)
Deferred tax liabilities, recognized, total	9,454,308	9,473,656

Changes in deferred taxes
	Assets	Liabilities
Movements in deferred taxes	ThCh$	ThCh$
Balance as of January 1, 2015	13,242,753	48,793,801
Increase (decrease) in profit or loss	1,942,087	1,604,327
Increase (decrease) in equity	—	(7,719)
Balance conversion adjustments (profit or loss)	—	(2,119)
Balance as of December 31, 2016	15,184,840	50,388,290
Increase (decrease) in profit or loss	1,167,270	1,951,805
Increase (decrease) in equity	—	(19,348)
Increase (decrease) for business combination	—	1,216,548
Balance conversion adjustments (profit or loss)	—	(164,137)
Balance as of December 31, 2017	16,352,110	53,373,158

Summary of current and deferred tax expenses (benefit)
	From January 1 to December 31, 2017	From January 1 to December 31, 2016	From January 1 to December 31, 2015
Description of tax expense (benefit) by foreign and domestic party	ThCh$	ThCh$	ThCh$
Current tax expense by foreign and domestic parties, net
Total current income tax expense, net, foreign	2,176,477	5,061,256	5,056,309
Total current income tax expense, net, domestic	10,472,755	12,818,924	10,593,981
Total current tax expense, net	12,649,232	17,880,180	15,650,290

Deferred tax expense by foreign and domestic parties, net
Total deferred tax expense, net, foreign	(1,158,442)	(107,621)	1,641,250
Total deferred tax expense, net, domestic	2,228,998	(230,140)	(773,448)
Total deferred tax expense, net	1,070,556	(337,761)	867,802
Income tax expense (benefit)	13,719,788	17,542,419	16,518,092

Detail of tax expense (benefit) by foreign and domestic party
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Description of tax expense (benefit) by foreign and domestic party	ThCh$	ThCh$	ThCh$
Current tax expense by foreign and domestic parties, net
Total current income tax expense, net, foreign	2,176,477	5,061,256	5,056,309
Total current income tax expense, net, domestic	10,472,755	12,818,924	10,593,981
Total current tax expense, net	12,649,232	17,880,180	15,650,290

Deferred tax expense by foreign and domestic parties, net
Total deferred tax expense, net, foreign	(1,158,442)	(107,621)	1,641,250
Total deferred tax expense, net, domestic	2,228,998	(230,140)	(773,448)
Total deferred tax expense, net	1,070,556	(337,761)	867,802
Income tax expense (benefit)	13,719,788	17,542,419	16,518,092

Reconciliation of tax expense
	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Reconciliation of tax expense	ThCh$	ThCh$	ThCh$
Tax expense using the legal rate	15,612,426	15,857,282	15,048,187
Tax effect of rates in other jurisdictions	1,196,029	3,206,568	3,427,905
Tax effect of non-taxable revenue	(2,305,118)	(223,562)	(1,204,968)
Tax effect of non-deductible expenses	1,309,434	321,384	106,398
Tax effect of decrease in the tax rate in Argentina and USA (%)	(2,266,914)	—	—
Tax effect of increase in the tax rate in Chile (%)	621,686	1,464,046	1,294,810
Other increases (decreases) in the legal tax charge (%)	(447,755)	(3,083,299)	(2,154,240)
Total adjustments to tax expense using the legal rate	(1,892,638)	1,685,137	1,469,905
Tax expense using the effective rate	13,719,788	17,542,419	16,518,092

Reconciliation of effective tax rate
Description	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Tax expense using the legal rate (%)	25.50%	24.00%	22.50%
Tax effect of rates in other jurisdictions (%)	1.95%	4.85%	5.13%
Tax effect of non-taxable revenue (%)	(3.76%)	(6.24%)	(1.79%)
Tax effect of non-deductible expenses (%)	2.14%	0.95%	0.16%
Tax effect of decrease in the tax rate in Argentina and USA (%)	(3.70%)	0.00%	0.00%
Tax effect of increase in the tax rate in Chile (%)	1.02%	2.22%	1.94%
Other increases (decreases) in the legal tax charge (%)	(0.74%)	0.77%	(3.23%)
Total adjustments to tax expense using the legal rate (%)	(3.09%)	2.55%	2.21%
Tax expense using the effective rate (%)	22.41%	26.55%	24.71%

Detail of current tax assets
	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Monthly provisional tax payments and other recoverable taxes	28,325,391	17,332,163
Income tax credits	1,734,392	169,443
Total	30,059,783	17,501,606

Detail of current tax liabilities
	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Income tax	14,549,204	28,251,874
Provision for taxes	4,260,475	1,369,384
Other	3,887	607
Total	18,813,566	29,621,865